Stockholders' Equity - Common Stock Reserved For Future Issuance (Detail)	Jan. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	144,012,058
Convertible preferred stock as-converted
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	100,350,008
Warrants to purchase convertible preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	22,468
Warrants to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	18,061
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	19,831,715
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	23,080,543
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	709,263